Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Notes and accounts receivable	$ 0	$ 3
Stock-based compensation	1,339	1,104
Allowance for sales return	324	541
Inventory reserve	1,925	1,733
Foreign currency translation	47	(20)
Property and equipment	(483)	(359)
Investment tax credits	4,512	4,532
Net operating loss carryforwards	16,754	14,028
Others	1,013	494
Valuation allowance	(20,816)	(18,108)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 4,615	$ 3,948